STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Automotive Retail - 1.0%
Murphy USA, Inc.	6,050	$2,955,122

Integrated Oil & Gas - 47.8%(a)
Chevron Corp.	438,696	65,286,739
Exxon Mobil Corp.	621,579	72,587,996
Occidental Petroleum Corp.	199,275	9,985,670
		147,860,405

Oil & Gas Exploration & Production - 38.0%(a)
Antero Resources Corp. (b)	89,512	2,316,570
APA Corp.	114,910	2,711,876
California Resources Corp.	24,365	1,266,249
Chord Energy Corp.	18,919	2,366,767
Civitas Resources, Inc.	30,258	1,476,288
CNX Resources Corp. (b)	45,553	1,550,169
Comstock Resources, Inc.	29,060	335,934
ConocoPhillips	129,322	14,165,932
Coterra Energy, Inc.	227,830	5,449,694
Devon Energy Corp.	199,155	7,703,315
Diamondback Energy, Inc.	56,357	9,962,227
EOG Resources, Inc.	113,427	13,833,557
EQT Corp.	186,466	6,813,468
Expand Energy Corp.	68,460	5,799,931
Gulfport Energy Corp. (b)	3,795	525,380
Hess Corp.	92,646	12,459,034
Magnolia Oil & Gas Corp. - Class A	52,776	1,334,177
Marathon Oil Corp.	175,078	4,849,661
Matador Resources Co.	35,279	1,838,389
Murphy Oil Corp.	44,244	1,392,801
Northern Oil & Gas, Inc.	28,351	1,027,724
Ovintiv, Inc.	82,517	3,234,666
Permian Resources Corp.	193,230	2,633,725
Range Resources Corp.	72,813	2,186,574
Sitio Royalties Corp. - Class A	22,502	501,569
SM Energy Co.	34,321	1,440,452
Texas Pacific Land Corp.	5,974	6,965,684
Viper Energy, Inc.	27,845	1,445,155
		117,586,968

Oil & Gas Refining & Marketing - 13.1%
CVR Energy, Inc.	10,974	174,487
HF Sinclair Corp.	50,899	1,965,210
Marathon Petroleum Corp.	82,311	11,973,781

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 13.1% (Continued)
PBF Energy, Inc. - Class A	29,682	$846,531
Phillips 66	105,663	12,871,867
Valero Energy Corp.	98,536	12,786,031
		40,617,907
TOTAL COMMON STOCKS (Cost $319,592,993)		309,020,402

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.78% (c)	205,108	205,108
TOTAL SHORT-TERM INVESTMENTS (Cost $205,108)		205,108

TOTAL INVESTMENTS - 100.0% (Cost $319,798,101)		$309,225,510
Liabilities in Excess of Other Assets - (0.0%) (d)		(71,229)
TOTAL NET ASSETS - 100.0%		$309,154,281

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE U.S. ENERGY ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive U.S. Energy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$309,020,402	$—	$—	$309,020,402
Money Market Funds	205,108	—	—	205,108
Total Investments in Securities	$309,225,510	$—	$—	$309,225,510

Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, the Strive U.S. Energy ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.